Short-term Investment (Tables)	9 Months Ended
Jul. 31, 2024
Short-term Investment [Abstract]
Schedule of Ordinary Shares of Medigus	During the nine months ended July 31, 2024, the Company sold all its remaining shares of XYLO, for total proceeds of $78,500 and recorded a net realized loss of $7,612.
	October 31, 2023	Disposals	Net realized loss	July 31, 2024

XYLO – Shares	$86,112	$78,500	$(7,612)	$–
	October 31, 2022	Additions	Unrealized loss	October 31, 2023

XYLO – Shares	$193,750	$–	$(107,638)	$86,112